Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 291,293	$ 349,969
Accounts receivable, net	1,820,019	1,554,342
Inventories	1,656,893	1,525,242
Deferred income tax benefit	250,066	229,348
Prepaid expenses and other current assets	452,894	243,816
Total current assets	4,471,165	3,902,717
Property, plant and equipment, net	1,665,476	1,397,216
Intangible assets, net	2,517,888	2,224,457
Goodwill	4,340,485	3,515,655
Deferred income tax benefit	77,836	87,655
Other assets	2,221,965	804,197
Total assets	15,294,815	11,931,897
Current liabilities:
Trade accounts payable	1,072,838	777,908
Short-term borrowings	439,797	298,987
Income taxes payable	49,749	33,731
Current portion of long-term debt and other long-term obligations	3,636	98,048
Deferred income tax liability	1,531	1,283
Other current liabilities	1,396,538	983,546
Total current liabilities	2,964,089	2,193,503
Long-term debt	7,586,459	5,337,196
Other long-term obligations	1,269,106	771,111
Deferred income tax liability	515,254	274,259
Total liabilities	12,334,908	8,576,069
Mylan Inc. shareholders’ equity
Common stock — par value $0.50 per share	271,989	269,832
Additional paid-in capital	4,103,678	3,986,746
Retained earnings	2,685,081	2,061,370
Accumulated other comprehensive loss	(240,131)	(86,498)
Total Mylan Inc. shareholders' equity, before treasury stock	6,820,617	6,231,450
Noncontrolling interest	18,090	15,110
Less: treasury stock — at cost	3,878,800	2,890,732
Total equity	2,959,907	3,355,828
Total liabilities and equity	$ 15,294,815	$ 11,931,897